Deferred compensation awards - Activity relating to SAR Plan A awards (Detail) - SAR Plan A awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Outstanding
Outstanding (number of shares), Beginning	15,452,900
Outstanding (number of shares), Granted
Outstanding (number of shares), Exercised	(350,600)
Outstanding (number of shares), Forfeited	(28,600)
Outstanding (number of shares), Expired	(2,675,200)
Outstanding (number of shares), Ending	12,398,500	15,452,900
Outstanding (number of shares), Exercisable, Ending	12,398,500
Weighted-average exercise price
Weighted-average exercise price, Beginning	¥ 704
Weighted-average exercise price, Granted
Weighted-average exercise price, Exercised	586
Weighted-average exercise price, Forfeited	653
Weighted-average exercise price, Expired	821
Weighted-average exercise price, Ending	682	¥ 704
Weighted-average exercise price, Exercisable, Ending	¥ 682
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	2 years 7 months 6 days	3 years 1 month 6 days
Weighted-average remaining life until expiry (years), Exercisable	2 years 7 months 6 days